United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  04/30/11

Date of Reporting Period:  Six months ended 10/31/10

Item 1.                      Reports to Stockholders

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.56	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.08	0.20	0.28	0.33	0.32	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.10	0.45	(0.17)	(0.12)	0.09	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.65	0.11	0.21	0.41	0.18
Less Distributions:
Distributions from net investment income	(0.08)	(0.20)	(0.29)	(0.33)	(0.32)	(0.25)
Net Asset Value, End of Period	$8.66	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	2.06%	8.04%	1.40%	2.53%	5.06%	2.17%
Ratios to Average Net Assets:
Net expenses	1.09%[2]	1.09%	1.09%	1.09%	1.09%	1.08%
Net investment income	1.79%[2]	2.36%	3.50%	3.94%	3.82%	2.99%
Expense waiver/reimbursement[3]	0.24%[2]	0.26%	0.34%	0.35%	0.33%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,867	$94,070	$45,999	$45,005	$52,511	$68,898
Portfolio turnover	14%	38%	53%	45%	28%	43%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,020.60	$5.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.71	$5.55
1	Expenses are equal to the Fund's annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	35.8%
Corporate Debt Securities	30.1%
U.S. Treasury and Agency Securities[3]	14.3%
Mortgage-Backed Securities[4]	12.0%
Foreign Debt Securities	1.4%
Trade Finance Agreements	0.9%
Securities Lending Collateral[5]	0.8%
Derivative Contracts[6,7]	0.0%
Cash Equivalents[8]	6.5%
Other Assets and Liabilities — Net[9]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
7	Represents less than 0.1%.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.7%
		Federal Home Loan Mortgage Corporation – 0.1%
$29,603	[1]	FHLMC ARM 390260, 3.121%, 10/01/2030	30,489
115,643	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	123,991
11,426	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	12,251
41,860	[1]	FHLMC ARM 606116, 2.418%, 30 Year, 9/1/2019	42,962
1,126,757	[1]	FHLMC ARM 780443, 2.429%, 3/01/2033	1,175,272
47,702	[1]	FHLMC ARM 785167, 2.384%, 12/01/2018	48,921
		TOTAL	1,433,886
		Federal National Mortgage Association – 0.6%
52,794	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	56,605
884,667	[1]	FNMA ARM 544843, 3.519%, 10/01/2027	930,406
644,485	[1]	FNMA ARM 544852, 3.578%, 4/01/2028	678,707
745,667	[1]	FNMA ARM 544884, 3.557%, 5/01/2034	786,741
1,146,161	[1]	FNMA ARM 556379, 1.753%, 5/01/2040	1,150,938
299,390	[1]	FNMA ARM 556388, 1.753%, 5/01/2040	300,639
1,995,300	[1]	FNMA ARM 618128, 3.003%, 8/01/2033	2,065,379
		TOTAL	5,969,415
		Government National Mortgage Association – 0.0%
22,357	[1]	GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022	23,110
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,245,275)	7,426,411
		Asset-Backed Securities – 35.8%
		Auto Receivables – 17.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.006%, 1/15/2015	5,096,504
1,430,222		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	1,439,383
8,700,382	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.297%, 10/6/2013	8,638,868
2,002,551		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,081,587
3,509,657	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.337%, 4/7/2014	3,477,088
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,873,195
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,118,051
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
$2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,519,012
3,846,812		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	3,861,356
2,065,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,104,698
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.406%, 9/15/2014	2,022,074
2,934,681		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	2,963,639
10,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	10,025,208
6,959,321		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	6,962,073
4,000,000	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,043,501
3,022,096	[2,3]	Bank of America Auto Trust 2010, Class A2, 0.75%, 6/15/2012	3,026,083
6,396,560	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.286%, 4/15/2014	6,365,232
494,938	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.766%, 4/16/2012	495,368
4,000,000		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	4,153,825
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,519,847
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,845,010
3,500,000	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	3,522,992
5,000,000	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.72%, 9/15/2012	5,009,453
5,000,000	[1]	Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.806%, 6/15/2013	4,945,920
1,251,618	[2,3]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	1,254,306
1,514,745		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,541,438
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,055,865
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,793,539
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,096,421
851,498	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.756%, 4/16/2012	854,084
5,346,264	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	5,440,147
1,782,706		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	1,792,879
304,783		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	306,679
267,843		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	269,043
2,500,000	[2,3]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	2,501,660
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,097,276
1,150,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,166,224
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
$7,000,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	7,008,317
3,500,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.506%, 6/17/2013	3,489,322
5,750,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.506%, 6/17/2013	5,675,510
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,309,977
3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,504,280
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.756%, 1/26/2015	3,785,382
2,243,834		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,264,758
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.406%, 1/15/2015	2,283,361
3,000,000	[1]	Rental Car Finance Corp. 2006-1A, Class A, 0.4362%, 5/25/2012	2,989,543
910,158		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	920,054
722,133		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	730,824
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,128,300
2,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,013,672
3,000,000		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 11/22/2013	3,002,250
274,896		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	276,470
1,378,400	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,386,850
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,050,366
749,792	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.556%, 10/15/2012	752,120
		TOTAL	181,850,884
		Credit Card – 9.4%
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.406%, 8/15/2013	3,748,565
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.536%, 8/15/2013	5,947,924
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,157,927
8,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.546%, 6/15/2014	7,875,205
4,250,000	[1]	Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.546%, 3/17/2014	4,229,368
3,850,000	[1]	Chase Issuance Trust 2006-B1, Class B1, 0.406%, 4/15/2013	3,802,542
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
$2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,092,168
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.577%, 10/7/2013	4,983,597
5,500,000	[1]	Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.906%, 7/15/2013	5,473,499
7,875,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,122,498
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.877%, 11/7/2014	2,586,815
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,429,795
5,000,000	[1]	Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.666%, 7/15/2014	4,888,477
10,000,000	[1,2,3]	Citibank Omni Master Trust 2009-A8, Class A8, 2.356%, 5/16/2016	10,124,288
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,397,297
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.606%, 10/15/2014	5,975,701
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.646%, 12/16/2013	3,484,525
3,000,000	[1]	MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.036%, 7/15/2013	2,994,424
5,000,000	[2,3]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,127,706
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.296%, 3/15/2013	999,637
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.056%, 5/15/2013	1,509,441
		TOTAL	96,951,399
		Equipment Lease – 3.3%
4,500,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	4,572,562
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.156%, 12/15/2014	1,013,981
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,138,329
5,000,000	[2,3]	GE Equipment Midticket LLC 2010-1, Class A3, 0.94%, 7/14/2014	4,994,625
4,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	4,045,835
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,158,227
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,566,622
7,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	7,007,875
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
$2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,539,063
		TOTAL	34,037,119
		Home Equity Loan – 2.6%
32,685	[1,2,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	27,129
1,262,613	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.616%, 7/25/2035	1,217,840
10,111	[1]	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.346%, 9/25/2036	10,151
2,158,275	[1]	Carrington Mortgage Loan Trust, Class A2, 0.356%, 5/25/2036	2,140,021
18,665	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.736%, 1/15/2028	12,735
749,934	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.506%, 9/20/2023	601,596
97,366	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.516%, 11/25/2036	86,546
1,110,228	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.626%, 3/25/2034	1,089,728
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,498,572
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.936%, 11/25/2034	709,848
328,248	[2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	41,852
152,631		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	148,175
1,219,417	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,179,167
186,797	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	184,797
179,387	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.586%, 3/25/2034	128,670
4,205,370	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	4,220,132
4,428,121		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	4,503,110
391,618	[1]	Residential Asset Securities Corporation 2006-KS5, Class A2, 0.366%, 7/25/2036	394,099
3,477,980	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.376%, 1/25/2037	3,420,109
379,436	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	370,868
1,461,508	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.426%, 2/25/2036	1,382,781
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
$3,239,868	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.406%, 5/25/2036	3,203,221
		TOTAL	26,571,147
		Manufactured Housing – 0.1%
522,700		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	527,636
		Other – 2.8%
5,878,790	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.362%, 4/25/2020	5,895,985
3,187,189	[1]	Keycorp Student Loan Trust, 2005-A, Class 2A2, 0.419%, 3/27/2024	3,037,147
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.656%, 2/15/2014	5,040,101
3,558,511	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.342%, 9/15/2020	3,522,706
3,552,011	[1]	SLM Student Loan Trust 2010-C, Class A1, 1.906%, 12/15/2017	3,554,215
2,121,155	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,188,862
2,507,044	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,544,214
3,250,000	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	3,250,000
		TOTAL	29,033,230
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $367,818,917)	368,971,415
		Collateralized Mortgage Obligations – 7.5%
		Commercial Mortgage – 2.7%
714,277		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	725,785
6,035,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	6,399,556
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,846,231
543,459		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	554,216
4,000,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 11/1/2015	4,098,195
1,014,436		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	40,749
4,460,910	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	4,703,036
5,465,244	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,728,608
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,571,632
		TOTAL	27,668,008
		Fannie Mae – 0.3%
795,648	[1]	Fannie Mae REMIC 2009-63 FB, 0.756%, 8/25/2039	797,606
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
$2,578,640	[1]	Fannie Mae REMIC 2009-69 F, 1.106%, 4/25/2037	2,607,640
		TOTAL	3,405,246
		Federal Home Loan Mortgage Corporation – 1.3%
3,156		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	3,392
52,100		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	54,652
80,867		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	85,816
98,864		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	108,938
93,559		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	101,704
945,726	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.606%, 2/15/2018	949,747
188,741		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	198,113
241,432		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	250,176
227,437		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	239,923
7,578		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	7,566
313,279		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	343,751
907,049	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.716%, 2/15/2034	907,488
4,840,791	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.656%, 7/15/2036	4,829,930
2,250,596	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.006%, 7/15/2036	2,261,508
2,860,151	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.166%, 7/15/2037	2,907,667
239,520	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	261,676
		TOTAL	13,512,047
		Federal National Mortgage Association – 1.0%
171,798		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	199,732
4,319		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	4,883
98,673		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	110,247
26,526		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	29,065
63,823		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	66,001
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
$93,970	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	105,910
6,552	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	6,773
615,596		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	698,715
67,789		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	73,424
326,307	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.756%, 9/25/2032	328,773
95,511		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	98,937
71,157	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.606%, 9/25/2032	71,280
166,756		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	170,252
2,538,047	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.686%, 6/25/2036	2,538,666
117,188		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	117,244
2,254,068	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.256%, 6/25/2037	2,281,502
2,590,958	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.056%, 5/25/2039	2,603,058
91,023		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	93,508
193,969		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	218,224
142,515		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	162,127
		TOTAL	9,978,321
		Non-Agency Mortgage – 2.2%
535,954	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	544,556
38,127	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.175%, 3/25/2033	34,154
177,636	[1,2]	C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	60,396
1,005,254	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	991,864
232,495		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	234,761
104,572		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	109,332
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
$129,679	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	84,291
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.526%, 2/25/2037	191,209
104,463		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	103,804
4,750,000	[1,2,3]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.439%, 7/15/2042	4,724,035
521,376	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.772%, 9/25/2034	440,995
212,657		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	237,122
25,984	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	20,941
3,694,248	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	3,760,688
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.684%, 1/21/2055	9,004,500
473,073		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	547,399
1,181,264	[1]	Washington Mutual 2006-AR15, Class 1A, 1.1925%, 11/25/2046	685,000
1,227,758	[1]	Washington Mutual 2006-AR17, Class 1A, 1.1725%, 12/25/2046	755,206
113,709	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.039%, 7/25/2034	110,034
		TOTAL	22,640,287
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $79,017,326)	77,203,909
		Corporate Bonds – 26.8%
		Basic Industry - Chemicals – 0.4%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,063,158
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	455,634
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,103,644
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,080,791
		TOTAL	3,703,227
		Basic Industry - Metals & Mining – 1.0%
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, 2.15%, 9/27/2013	4,083,484
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,223,828
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,080,376
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,005,618
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,282,860
		TOTAL	10,676,166
		Capital Goods - Aerospace & Defense – 0.5%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,675,528
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	403,654
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
$1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,100,125
		TOTAL	5,179,307
		Capital Goods - Diversified Manufacturing – 0.6%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, 0.596%, 11/1/2012	2,473,224
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,238,967
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,103,262
		TOTAL	5,815,453
		Communications - Media & Cable – 0.5%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,169,776
1,750,000		Comcast Corp., Note, 6.75%, 1/30/2011	1,778,180
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,140,142
		TOTAL	5,088,098
		Communications - Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,761,097
		Communications - Telecom Wireless – 0.7%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	508,841
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,411,650
3,000,000	[2,3]	SBA Tower Trust, 4.254%, 4/15/2015	3,212,891
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	985,348
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,138,517
		TOTAL	7,257,247
		Communications - Telecom Wirelines – 0.8%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,068,457
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,208,902
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,686,000
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,179,794
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,099,209
		TOTAL	8,242,362
		Consumer Cyclical - Automotive – 1.2%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,440,945
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	504,378
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,277,912
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	2,068,132
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, 1.625%, 8/12/2013	5,047,618
		TOTAL	12,338,985
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
		Consumer Cyclical - Entertainment – 0.1%
$500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	538,492
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 5.70%, 7/15/2011	1,038,233
		TOTAL	1,576,725
		Consumer Cyclical - Retailers – 0.6%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,350,964
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,064,604
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	723,075
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,096,287
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,011,199
		TOTAL	6,246,129
		Consumer Non-Cyclical - Food/Beverage – 1.9%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,185,952
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,693,377
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,188,825
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,825,604
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	721,637
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,635,553
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,611,876
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,046,390
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,493,929
1,425,000	[2,3]	Miller Brewing Co., Note, 5.50%, 8/15/2013	1,573,341
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,035,860
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,349,437
		TOTAL	19,361,781
		Consumer Non-Cyclical - Health Care – 0.4%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	525,837
1,544,000		Boston Scientific Corp., Sr. Unsecd. Note, 4.25%, 1/12/2011	1,551,896
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	789,187
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,031,293
		TOTAL	3,898,213
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,650,753
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,316,844
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,054,351
		TOTAL	7,021,948
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Products – 0.5%
$2,000,000		Clorox Co., 6.125%, 2/1/2011	2,027,756
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,357,689
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,049,709
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,091,560
		TOTAL	5,526,714
		Consumer Non-Cyclical - Supermarkets – 0.4%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,278,183
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	758,750
1,753,000		Kroger Co., Company Guarantee, 6.80%, 4/1/2011	1,798,776
		TOTAL	3,835,709
		Consumer Non-Cyclical - Tobacco – 0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,486,168
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,418,075
		TOTAL	3,904,243
		Energy - Independent – 0.7%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,799,786
1,250,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,321,221
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,349,487
		TOTAL	7,470,494
		Energy - Integrated – 1.0%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,148,305
333,450	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	337,515
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.640%, 6/22/2012	2,501,576
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,187,419
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,115,650
		TOTAL	10,290,465
		Energy - Oil Field Services – 0.3%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,391,799
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,131,473
		TOTAL	3,523,272
		Energy - Refining – 0.1%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,614,060
		Financial Institution - Banking – 4.9%
1,000,000		Bank of America Corp., Sub., 7.40%, 1/15/2011	1,013,241
Semi-Annual Shareholder Report
16

Principal Amount or Shares			Value
$1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	1,020,099
4,250,000	[1,2,3]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	4,313,899
1,500,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	1,560,373
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,083,841
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,137,456
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	2,217,544
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	2,581,304
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,196,830
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,055,025
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,161,589
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,161,605
1,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,029,747
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,015,402
2,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	2,634,086
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,682,173
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, 5.25%, 11/30/2012	2,156,842
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,112,556
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,256,940
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,115,472
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,201,601
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,462,418
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,193,938
1,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	1,028,818
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,403,602
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,271,577
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,555,273
		TOTAL	50,623,251
		Financial Institution - Brokerage – 0.3%
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,830,005
		Financial Institution - Finance Noncaptive – 1.8%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,377,339
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,144,986
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,064,332
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,319,547
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.45%, 1/15/2013	1,363,400
3,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 6.75%, 5/15/2011	3,094,992
Semi-Annual Shareholder Report
17

Principal Amount or Shares			Value
$1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,081,576
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,312,638
		TOTAL	18,758,810
		Financial Institution - Insurance - Health – 0.3%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	515,875
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,921,902
1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.199%, 7/15/2027	601,250
		TOTAL	3,039,027
		Financial Institution - Insurance - Life – 0.6%
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.674%, 8/6/2013	4,049,064
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,077,700
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	832,331
		TOTAL	5,959,095
		Financial Institution - Insurance - P&C – 0.2%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,169,918
1,250,000	[1,2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,243,750
		TOTAL	2,413,668
		Financial Institution - REITs – 0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,936,950
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,303,015
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,504,441
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,200,678
		TOTAL	7,945,084
		Technology – 1.1%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,522,601
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,358,454
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,046,875
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,061,440
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,019,390
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,006,789
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,004,299
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,380,381
		TOTAL	11,400,229
		Technology Services – 0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,003,955
Semi-Annual Shareholder Report
18

Principal Amount or Shares			Value
		Transportation - Services – 0.9%
$3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,783,821
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	5,145,191
		TOTAL	8,929,012
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,256,247
		Utility - Electric – 1.7%
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,083,458
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	515,184
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,130,194
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,053,305
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,162,422
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,556,645
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,294,626
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,238,231
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,549,418
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,552,861
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	2,001,077
		TOTAL	17,137,421
		Utility - Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	3,031,796
		Utility - Natural Gas Pipelines – 0.5%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,214,207
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,126,377
		TOTAL	5,340,584
		TOTAL CORPORATE BONDS (IDENTIFIED COST $266,458,918)	275,999,879
		GOVERNMENT AGENCIES – 1.7%
		Federal Home Loan Mortgage Corporation – 1.7%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,240,812
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,069,698
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $17,009,077)	17,310,510
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
$30,028		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	33,851
37,104		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	41,815
158,643		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	170,281
8,576		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	8,959
29,909		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	33,162
		TOTAL	288,068
		Federal National Mortgage Association – 0.1%
119,448		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	125,275
18,077		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	19,514
31,639		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	34,863
102,275		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	114,983
		TOTAL	294,635
		Government National Mortgage Association – 0.0%
65,992		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	75,340
10,429		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	12,079
718		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	718
		TOTAL	88,137
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $629,357)	670,840
		U.S. Treasury – 12.6%
43,995,200		U.S. Treasury Inflation Protected Note, 2.00%, 1/15/2016	48,986,385
30,000,000		United States Treasury Note, 1.00%, 3/31/2012	30,310,548
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,300,000
10,000,000		United States Treasury Note, 2.50%, 3/31/2015	10,658,203
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	21,310,938
8,000,000	[6]	United States Treasury Note, 2.625%, 8/15/2020	8,009,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $124,974,654)	129,575,449
		MUTUAL FUNDS – 15.0%;7
682,527		Emerging Markets Fixed Income Core Fund	19,328,833
1,806,716		Federated Bank Loan Core Fund	18,229,764
3,496,805		Federated Mortgage Core Portfolio	35,667,407
1,038,183		Federated Project and Trade Finance Core Fund	10,340,298
58,103,586	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	58,103,586
Semi-Annual Shareholder Report
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Principal Amount or Shares		Value
1,939,449	High Yield Bond Portfolio	12,819,758
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $151,960,556)	154,489,646
	REPURCHASE AGREEMENT – 0.8%
$8,182,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	8,182,000
	TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $1,023,296,080)[9]	1,039,830,059
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[10]	(10,223,748)
	TOTAL NET ASSETS — 100%	$1,029,606,311

At October 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	2,211,846 Euros	$3,121,799	$50,825

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $180,726,056, which represented 17.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $180,491,447, which represented 17.5% of total net assets.
4	Denotes available rate and weighted-average coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,023,254,197.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

21

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$7,426,411	$ —	$7,426,411
Asset-Backed Securities	—	368,929,563	41,852	368,971,415
Collateralized Mortgage Obligations	—	77,203,909	—	77,203,909
Corporate Bonds	—	275,999,879	—	275,999,879
Government Agencies	—	17,310,510	—	17,310,510
Mortgage-Backed Securities	—	670,840	—	670,840
U.S. Treasury	—	129,575,449	—	129,575,449
Mutual Funds	154,489,646	—	—	154,489,646
Repurchase Agreement	—	8,182,000	—	8,182,000
TOTAL SECURITIES	$154,489,646	$885,298,561	$41,852	$1,039,830,059
OTHER FINANCIAL INSTRUMENTS**	$ —	$50,825	$ —	$50,825
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging market fixed-income securities.
**	Other financial instruments include foreign exchange contracts.

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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Asset-Backed Securities
Balance as of May 1, 2010	$33,583
Change in unrealized depreciation	8,269
Balance as of October 31, 2010	$41,852
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2010.	$8,269

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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23

Statement of Assets and Liabilities

October 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $154,489,646 of investments in affiliated issuers (Note 5) and $8,009,375 of securities loaned (identified cost $1,023,296,080)		$1,039,830,059
Cash		1,357
Income receivable		5,637,516
Receivable for shares sold		1,998,573
Receivable for foreign exchange contracts		50,825
Prepaid expenses		16,564
TOTAL ASSETS		1,047,534,894
Liabilities:
Payable for investments purchased	$7,124,950
Payable for shares redeemed	2,038,135
Payable for collateral due to broker for securities lending	8,182,000
Income distribution payable	331,730
Payable for distribution services fee (Note 5)	72,517
Payable for shareholder services fee (Note 5)	179,251
TOTAL LIABILITIES		17,928,583
Net assets for 118,832,217 shares outstanding		$1,029,606,311
Net Assets Consist of:
Paid-in capital		$1,043,324,437
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		16,591,180
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(30,489,767)
Undistributed net investment income		180,461
TOTAL NET ASSETS		$1,029,606,311
Semi-Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($427,054,016 ÷ 49,288,654 shares outstanding), no par value, unlimited shares authorized	$8.66
Institutional Service Shares:
Net asset value per share ($325,911,789 ÷ 37,615,431 shares outstanding), no par value, unlimited shares authorized	$8.66
Class Y Shares:
Net asset value per share ($165,773,972 ÷ 19,132,139 shares outstanding), no par value, unlimited shares authorized	$8.66
Class A Shares:
Net asset value per share ($110,866,534 ÷ 12,795,993 shares outstanding), no par value, unlimited shares authorized	$8.66
Offering price per share (100/99.00 of $8.66)	$8.75
Redemption proceeds per share	$8.66

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended October 31, 2010 (unaudited)

Investment Income:
Interest (including income on securities loaned of $8,888)		$10,831,282
Dividends received from affiliated issuers (Note 5)		2,411,566
Investment income allocated from affiliated partnership (Note 5)		609,590
TOTAL INCOME		13,852,438
Expenses:
Investment adviser fee (Note 5)	$1,923,018
Administrative personnel and services fee (Note 5)	376,187
Custodian fees	22,579
Transfer and dividend disbursing agent fees and expenses	255,565
Directors'/Trustees' fees	2,428
Auditing fees	11,847
Legal fees	3,076
Portfolio accounting fees	93,948
Distribution services fee — Institutional Service Shares (Note 5)	224,014
Distribution services fee — Class A Shares (Note 5)	257,341
Shareholder services fee — Institutional Shares (Note 5)	348,841
Shareholder services fee — Institutional Service Shares (Note 5)	370,797
Shareholder services fee — Class A Shares (Note 5)	128,670
Account administration fee — Institutional Shares	1,790
Account administration fee — Institutional Service Shares	1,833
Share registration costs	53,646
Printing and postage	46,844
Insurance premiums	2,552
Miscellaneous	3,862
TOTAL EXPENSES	4,128,838
Semi-Annual Shareholder Report
26

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,079,019)
Waiver of administrative personnel and services fee	(10,333)
Waiver of distribution services fee — Institutional Service Shares	(74,145)
Waiver of distribution services fee — Class A Shares	(5,147)
Reimbursement of shareholder services fee — Institutional Shares	(7,085)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,175,729)
Net expenses			$2,953,109
Net investment income			10,899,329
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $3,132,356 on sales of investments in affiliated issuers (Note 5))			3,646,946
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			173,756
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			8,185,754
Net realized and unrealized gain on investments and foreign currency transactions			12,006,456
Change in net assets resulting from operations			$22,905,785

See Notes which are an integral part of the Financial Statements

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27

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2010	Year Ended 4/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,899,329	$13,175,122
Net realized gain on investments, including allocation from partnership and foreign currency transactions	3,820,702	1,818,112
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	8,185,754	19,394,824
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,905,785	34,388,058
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,760,243)	(8,148,310)
Institutional Service Shares	(3,174,608)	(1,576,239)
Class Y Shares	(1,822,765)	(1,796,329)
Class A Shares	(893,054)	(1,296,319)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,650,670)	(12,817,197)
Share Transactions:
Proceeds from sale of shares	291,911,723	703,567,313
Net asset value of shares issued to shareholders in payment of distributions declared	8,755,940	10,251,000
Cost of shares redeemed	(160,427,657)	(156,226,950)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,240,006	557,591,363
Change in net assets	152,495,121	579,162,224
Net Assets:
Beginning of period	877,111,190	297,948,966
End of period (including undistributed (distributions in excess of) net investment income of $180,461 and $(68,198), respectively)	$1,029,606,311	$877,111,190

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the Trust's other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report

29

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,009,375	$8,182,000
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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$32,670	$27,129
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$146,499	$60,396
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$130,530	$84,291
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$41,852
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	2/4/1998 - 2/5/1998	$60,416	$20,941
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	—

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$50,825
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(124,254)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,281,385	$79,766,084	30,931,659	$260,834,394
Shares issued to shareholders in payment of distributions declared	451,725	3,887,853	759,823	6,423,019
Shares redeemed	(7,457,938)	(63,984,293)	(6,446,614)	(54,383,750)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,275,172	$19,669,644	25,244,868	$212,873,663
	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,190,986	$96,162,021	28,712,920	$244,528,439
Shares issued to shareholders in payment of distributions declared	359,575	3,095,592	169,809	1,431,945
Shares redeemed	(5,096,575)	(43,812,193)	(5,531,900)	(46,367,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,453,986	$55,445,420	23,350,829	$199,592,475
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	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	9,264,274	$79,482,291	15,376,398	$129,618,445
Shares issued to shareholders in payment of distributions declared	110,237	949,349	144,307	1,221,002
Shares redeemed	(3,582,469)	(30,791,261)	(3,667,919)	(31,076,274)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	5,792,042	$49,640,379	11,852,786	$99,763,173
	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,244,587	$36,501,327	8,099,543	$68,586,035
Shares issued to shareholders in payment of distributions declared	95,626	823,146	139,160	1,175,034
Shares redeemed	(2,537,908)	(21,839,910)	(2,916,728)	(24,399,017)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,802,305	$15,484,563	5,321,975	$45,362,052
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,323,505	$140,240,006	65,770,458	$557,591,363

4. FEDERAL TAX INFORMATION

At October 31, 2010, the cost of investments for federal tax purposes was $1,023,254,197. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $16,575,862. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,965,314 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,389,452.

At April 30, 2010, the Fund had a capital loss carryforward of $34,131,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$11,458,525
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the Adviser voluntarily waived $1,031,835 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,333 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, FSC voluntarily waived $79,292 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2010, FSC retained $272,922 of fees paid by the Fund.

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36

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2010, FSC retained $916 of sales charges from the sale of Class A Shares. FSC also retained $10,233 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2010, FSSC voluntarily reimbursed $7,085 of Service Fees. For the six months ended October 31, 2010, FSSC received $31,384 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2010, the Adviser reimbursed $47,184. Transactions with the affiliated companies during the six months ended October 31, 2010, were as follows:

Affiliates	Balance of Shares Held 4/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	682,527	—	—	682,527	$19,328,833	$609,590
Federated Bank Loan Core Fund	—	1,806,716	—	1,806,716	18,229,764	67,729
Federated Mortgage Core Portfolio	3,411,824	84,981	—	3,496,805	35,667,407	866,749
Federated Project and Trade Finance Core Fund	1,015,020	23,163	—	1,038,183	10,340,298	230,482
Federated Prime Value Obligations Fund, Institutional Shares	77,974,554	187,285,883	207,156,851	58,103,586	58,103,586	103,373
High Yield Bond Portfolio	4,102,574	178,940	2,342,065	1,939,449	12,819,758	1,143,233
TOTAL OF AFFILIATED TRANSACTIONS	87,186,499	189,379,683	209,498,916	67,067,266	$154,489,646	$3,021,156

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended October 31, 2010, were as follows:

Purchases	$240,250,784
Sales	$109,784,104

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Short-Term Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

41

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes

47

Notes

48

Notes

49

Notes

50

Notes

51

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

31499 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.56	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.10	0.25	0.33	0.38	0.37	0.30
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.10	0.45	(0.17)	(0.12)	0.09	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.70	0.16	0.26	0.46	0.23
Less Distributions:
Distributions from net investment income	(0.10)	(0.25)	(0.34)	(0.38)	(0.37)	(0.30)
Net Asset Value, End of Period	$8.66	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	2.35%	8.67%	1.99%	3.12%[2]	5.67%	2.75%
Ratios to Average Net Assets:
Net expenses	0.52%[3]	0.51%	0.52%	0.52%	0.51%	0.51%
Net investment income	2.36%[3]	2.94%	4.09%	4.51%	4.42%	3.60%
Expense waiver/reimbursement[4]	0.23%[3]	0.25%	0.33%	0.35%	0.33%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$427,054	$402,259	$176,546	$175,985	$151,537	$132,698
Portfolio turnover	14%	38%	53%	45%	28%	43%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.56	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.09	0.23	0.32	0.36	0.35	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.10	0.45	(0.18)	(0.12)	0.10	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.68	0.14	0.24	0.45	0.22
Less Distributions:
Distributions from net investment income	(0.09)	(0.23)	(0.32)	(0.36)	(0.36)	(0.29)
Net Asset Value, End of Period	$8.66	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	2.25%	8.46%	1.80%	2.92%	5.47%	2.64%[2]
Ratios to Average Net Assets:
Net expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.62%
Net investment income	2.17%[3]	2.75%	3.88%	4.32%	4.22%	3.44%
Expense waiver/reimbursement[4]	0.28%[3]	0.30%	0.38%	0.38%	0.34%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$325,912	$266,638	$63,342	$23,430	$16,304	$15,962
Portfolio turnover	14%	38%	53%	45%	28%	43%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.09% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.56	$8.11	$8.29	$8.41	$8.32	$8.39
Income From Investment Operations:
Net investment income	0.11	0.26	0.34	0.39	0.38	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.10	0.45	(0.17)	(0.12)	0.10	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.71	0.17	0.27	0.48	0.24
Less Distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.35)	(0.39)	(0.39)	(0.31)
Net Asset Value, End of Period	$8.66	$8.56	$8.11	$8.29	$8.41	$8.32
Total Return[1]	2.43%	8.84%	2.16%	3.28%	5.83%	2.91%
Ratios to Average Net Assets:
Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.53%[2]	3.04%	4.26%	4.67%	4.57%	3.76%
Expense waiver/reimbursement[3]	0.23%[2]	0.24%	0.33%	0.34%	0.33%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,774	$114,145	$12,062	$12,772	$53,417	$53,757
Portfolio turnover	14%	38%	53%	45%	28%	43%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,023.50	$2.65
Institutional Service Shares	$1,000	$1,022.50	$3.57
Class Y Shares	$1,000	$1,024.30	$1.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.58	$2.65
Institutional Service Shares	$1,000	$1,021.68	$3.57
Class Y Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.52%
Institutional Service Shares	0.70%
Class Y Shares	0.35%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	35.8%
Corporate Debt Securities	30.1%
U.S. Treasury and Agency Securities[3]	14.3%
Mortgage-Backed Securities[4]	12.0%
Foreign Debt Securities	1.4%
Trade Finance Agreements	0.9%
Securities Lending Collateral[5]	0.8%
Derivative Contracts[6,7]	0.0%
Cash Equivalents[8]	6.5%
Other Assets and Liabilities — Net[9]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
5	Represents cash collateral received from portfolio securities on loan which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
7	Represents less than 0.1%.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.7%
		Federal Home Loan Mortgage Corporation – 0.1%
$29,603	[1]	FHLMC ARM 390260, 3.121%, 10/01/2030	30,489
115,643	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	123,991
11,426	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	12,251
41,860	[1]	FHLMC ARM 606116, 2.418%, 30 Year, 9/1/2019	42,962
1,126,757	[1]	FHLMC ARM 780443, 2.429%, 3/01/2033	1,175,272
47,702	[1]	FHLMC ARM 785167, 2.384%, 12/01/2018	48,921
		TOTAL	1,433,886
		Federal National Mortgage Association – 0.6%
52,794	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	56,605
884,667	[1]	FNMA ARM 544843, 3.519%, 10/01/2027	930,406
644,485	[1]	FNMA ARM 544852, 3.578%, 4/01/2028	678,707
745,667	[1]	FNMA ARM 544884, 3.557%, 5/01/2034	786,741
1,146,161	[1]	FNMA ARM 556379, 1.753%, 5/01/2040	1,150,938
299,390	[1]	FNMA ARM 556388, 1.753%, 5/01/2040	300,639
1,995,300	[1]	FNMA ARM 618128, 3.003%, 8/01/2033	2,065,379
		TOTAL	5,969,415
		Government National Mortgage Association – 0.0%
22,357	[1]	GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022	23,110
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,245,275)	7,426,411
		Asset-Backed Securities – 35.8%
		Auto Receivables – 17.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.006%, 1/15/2015	5,096,504
1,430,222		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	1,439,383
8,700,382	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.297%, 10/6/2013	8,638,868
2,002,551		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	2,081,587
3,509,657	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.337%, 4/7/2014	3,477,088
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,873,195
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,118,051
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,519,012
3,846,812		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	3,861,356
2,065,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,104,698
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.406%, 9/15/2014	2,022,074
2,934,681		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	2,963,639
10,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	10,025,208
6,959,321		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	6,962,073
4,000,000	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,043,501
3,022,096	[2,3]	Bank of America Auto Trust 2010, Class A2, 0.75%, 6/15/2012	3,026,083
6,396,560	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.286%, 4/15/2014	6,365,232
494,938	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.766%, 4/16/2012	495,368
4,000,000		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	4,153,825
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,519,847
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,845,010
3,500,000	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	3,522,992
5,000,000	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.72%, 9/15/2012	5,009,453
5,000,000	[1]	Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.806%, 6/15/2013	4,945,920
1,251,618	[2,3]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	1,254,306
1,514,745		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,541,438
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,055,865
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,793,539
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,096,421
851,498	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.756%, 4/16/2012	854,084
5,346,264	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	5,440,147
1,782,706		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	1,792,879
304,783		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	306,679
267,843		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	269,043
2,500,000	[2,3]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	2,501,660
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,097,276
1,150,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,166,224
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,000,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	7,008,317
3,500,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.506%, 6/17/2013	3,489,322
5,750,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.506%, 6/17/2013	5,675,510
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,309,977
3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,504,280
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.756%, 1/26/2015	3,785,382
2,243,834		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,264,758
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.406%, 1/15/2015	2,283,361
3,000,000	[1]	Rental Car Finance Corp. 2006-1A, Class A, 0.4362%, 5/25/2012	2,989,543
910,158		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	920,054
722,133		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	730,824
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,128,300
2,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,013,672
3,000,000		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 11/22/2013	3,002,250
274,896		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	276,470
1,378,400	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,386,850
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,050,366
749,792	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.556%, 10/15/2012	752,120
		TOTAL	181,850,884
		Credit Card – 9.4%
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.406%, 8/15/2013	3,748,565
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.536%, 8/15/2013	5,947,924
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,157,927
8,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.546%, 6/15/2014	7,875,205
4,250,000	[1]	Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.546%, 3/17/2014	4,229,368
3,850,000	[1]	Chase Issuance Trust 2006-B1, Class B1, 0.406%, 4/15/2013	3,802,542
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,092,168
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.577%, 10/7/2013	4,983,597
5,500,000	[1]	Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.906%, 7/15/2013	5,473,499
7,875,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,122,498
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.877%, 11/7/2014	2,586,815
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,429,795
5,000,000	[1]	Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.666%, 7/15/2014	4,888,477
10,000,000	[1,2,3]	Citibank Omni Master Trust 2009-A8, Class A8, 2.356%, 5/16/2016	10,124,288
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,397,297
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.606%, 10/15/2014	5,975,701
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.646%, 12/16/2013	3,484,525
3,000,000	[1]	MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.036%, 7/15/2013	2,994,424
5,000,000	[2,3]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,127,706
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.296%, 3/15/2013	999,637
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.056%, 5/15/2013	1,509,441
		TOTAL	96,951,399
		Equipment Lease – 3.3%
4,500,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	4,572,562
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.156%, 12/15/2014	1,013,981
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,138,329
5,000,000	[2,3]	GE Equipment Midticket LLC 2010-1, Class A3, 0.94%, 7/14/2014	4,994,625
4,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	4,045,835
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,158,227
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,566,622
7,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	7,007,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,539,063
		TOTAL	34,037,119
		Home Equity Loan – 2.6%
32,685	[1,2,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	27,129
1,262,613	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.616%, 7/25/2035	1,217,840
10,111	[1]	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.346%, 9/25/2036	10,151
2,158,275	[1]	Carrington Mortgage Loan Trust, Class A2, 0.356%, 5/25/2036	2,140,021
18,665	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.736%, 1/15/2028	12,735
749,934	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.506%, 9/20/2023	601,596
97,366	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.516%, 11/25/2036	86,546
1,110,228	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.626%, 3/25/2034	1,089,728
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,498,572
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.936%, 11/25/2034	709,848
328,248	[2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	41,852
152,631		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	148,175
1,219,417	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,179,167
186,797	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	184,797
179,387	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.586%, 3/25/2034	128,670
4,205,370	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	4,220,132
4,428,121		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	4,503,110
391,618	[1]	Residential Asset Securities Corporation 2006-KS5, Class A2, 0.366%, 7/25/2036	394,099
3,477,980	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.376%, 1/25/2037	3,420,109
379,436	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	370,868
1,461,508	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.426%, 2/25/2036	1,382,781
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,239,868	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.406%, 5/25/2036	3,203,221
		TOTAL	26,571,147
		Manufactured Housing – 0.1%
522,700		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	527,636
		Other – 2.8%
5,878,790	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.362%, 4/25/2020	5,895,985
3,187,189	[1]	Keycorp Student Loan Trust, 2005-A, Class 2A2, 0.419%, 3/27/2024	3,037,147
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.656%, 2/15/2014	5,040,101
3,558,511	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.342%, 9/15/2020	3,522,706
3,552,011	[1]	SLM Student Loan Trust 2010-C, Class A1, 1.906%, 12/15/2017	3,554,215
2,121,155	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,188,862
2,507,044	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,544,214
3,250,000	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	3,250,000
		TOTAL	29,033,230
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $367,818,917)	368,971,415
		Collateralized Mortgage Obligations – 7.5%
		Commercial Mortgage – 2.7%
714,277		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	725,785
6,035,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	6,399,556
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,846,231
543,459		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	554,216
4,000,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 11/1/2015	4,098,195
1,014,436		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	40,749
4,460,910	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	4,703,036
5,465,244	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,728,608
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,571,632
		TOTAL	27,668,008
		Fannie Mae – 0.3%
795,648	[1]	Fannie Mae REMIC 2009-63 FB, 0.756%, 8/25/2039	797,606
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,578,640	[1]	Fannie Mae REMIC 2009-69 F, 1.106%, 4/25/2037	2,607,640
		TOTAL	3,405,246
		Federal Home Loan Mortgage Corporation – 1.3%
3,156		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	3,392
52,100		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	54,652
80,867		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	85,816
98,864		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	108,938
93,559		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	101,704
945,726	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.606%, 2/15/2018	949,747
188,741		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	198,113
241,432		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	250,176
227,437		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	239,923
7,578		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	7,566
313,279		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	343,751
907,049	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.716%, 2/15/2034	907,488
4,840,791	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.656%, 7/15/2036	4,829,930
2,250,596	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.006%, 7/15/2036	2,261,508
2,860,151	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.166%, 7/15/2037	2,907,667
239,520	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	261,676
		TOTAL	13,512,047
		Federal National Mortgage Association – 1.0%
171,798		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	199,732
4,319		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	4,883
98,673		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	110,247
26,526		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	29,065
63,823		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	66,001
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$93,970	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	105,910
6,552	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	6,773
615,596		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	698,715
67,789		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	73,424
326,307	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.756%, 9/25/2032	328,773
95,511		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	98,937
71,157	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.606%, 9/25/2032	71,280
166,756		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	170,252
2,538,047	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.686%, 6/25/2036	2,538,666
117,188		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	117,244
2,254,068	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.256%, 6/25/2037	2,281,502
2,590,958	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.056%, 5/25/2039	2,603,058
91,023		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	93,508
193,969		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	218,224
142,515		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	162,127
		TOTAL	9,978,321
		Non-Agency Mortgage – 2.2%
535,954	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	544,556
38,127	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.175%, 3/25/2033	34,154
177,636	[1,2]	C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	60,396
1,005,254	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	991,864
232,495		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	234,761
104,572		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	109,332
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$129,679	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	84,291
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.526%, 2/25/2037	191,209
104,463		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	103,804
4,750,000	[1,2,3]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.439%, 7/15/2042	4,724,035
521,376	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.772%, 9/25/2034	440,995
212,657		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	237,122
25,984	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	20,941
3,694,248	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	3,760,688
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.684%, 1/21/2055	9,004,500
473,073		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	547,399
1,181,264	[1]	Washington Mutual 2006-AR15, Class 1A, 1.1925%, 11/25/2046	685,000
1,227,758	[1]	Washington Mutual 2006-AR17, Class 1A, 1.1725%, 12/25/2046	755,206
113,709	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.039%, 7/25/2034	110,034
		TOTAL	22,640,287
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $79,017,326)	77,203,909
		Corporate Bonds – 26.8%
		Basic Industry - Chemicals – 0.4%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,063,158
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	455,634
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,103,644
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,080,791
		TOTAL	3,703,227
		Basic Industry - Metals & Mining – 1.0%
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, 2.15%, 9/27/2013	4,083,484
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,223,828
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,080,376
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,005,618
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,282,860
		TOTAL	10,676,166
		Capital Goods - Aerospace & Defense – 0.5%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,675,528
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	403,654
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,100,125
		TOTAL	5,179,307
		Capital Goods - Diversified Manufacturing – 0.6%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, 0.596%, 11/1/2012	2,473,224
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,238,967
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,103,262
		TOTAL	5,815,453
		Communications - Media & Cable – 0.5%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,169,776
1,750,000		Comcast Corp., Note, 6.75%, 1/30/2011	1,778,180
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,140,142
		TOTAL	5,088,098
		Communications - Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,761,097
		Communications - Telecom Wireless – 0.7%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	508,841
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,411,650
3,000,000	[2,3]	SBA Tower Trust, 4.254%, 4/15/2015	3,212,891
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	985,348
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,138,517
		TOTAL	7,257,247
		Communications - Telecom Wirelines – 0.8%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,068,457
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,208,902
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,686,000
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,179,794
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,099,209
		TOTAL	8,242,362
		Consumer Cyclical - Automotive – 1.2%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,440,945
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	504,378
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,277,912
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	2,068,132
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, 1.625%, 8/12/2013	5,047,618
		TOTAL	12,338,985
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Entertainment – 0.1%
$500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	538,492
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 5.70%, 7/15/2011	1,038,233
		TOTAL	1,576,725
		Consumer Cyclical - Retailers – 0.6%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,350,964
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,064,604
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	723,075
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,096,287
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,011,199
		TOTAL	6,246,129
		Consumer Non-Cyclical - Food/Beverage – 1.9%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,185,952
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,693,377
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,188,825
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,825,604
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	721,637
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,635,553
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,611,876
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,046,390
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,493,929
1,425,000	[2,3]	Miller Brewing Co., Note, 5.50%, 8/15/2013	1,573,341
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,035,860
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,349,437
		TOTAL	19,361,781
		Consumer Non-Cyclical - Health Care – 0.4%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	525,837
1,544,000		Boston Scientific Corp., Sr. Unsecd. Note, 4.25%, 1/12/2011	1,551,896
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	789,187
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,031,293
		TOTAL	3,898,213
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,650,753
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,316,844
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,054,351
		TOTAL	7,021,948
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Products – 0.5%
$2,000,000		Clorox Co., 6.125%, 2/1/2011	2,027,756
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,357,689
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,049,709
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,091,560
		TOTAL	5,526,714
		Consumer Non-Cyclical - Supermarkets – 0.4%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,278,183
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	758,750
1,753,000		Kroger Co., Company Guarantee, 6.80%, 4/1/2011	1,798,776
		TOTAL	3,835,709
		Consumer Non-Cyclical - Tobacco – 0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,486,168
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,418,075
		TOTAL	3,904,243
		Energy - Independent – 0.7%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,799,786
1,250,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,321,221
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,349,487
		TOTAL	7,470,494
		Energy - Integrated – 1.0%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,148,305
333,450	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	337,515
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.640%, 6/22/2012	2,501,576
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,187,419
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,115,650
		TOTAL	10,290,465
		Energy - Oil Field Services – 0.3%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,391,799
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,131,473
		TOTAL	3,523,272
		Energy - Refining – 0.1%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,614,060
		Financial Institution - Banking – 4.9%
1,000,000		Bank of America Corp., Sub., 7.40%, 1/15/2011	1,013,241
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	1,020,099
4,250,000	[1,2,3]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	4,313,899
1,500,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	1,560,373
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,083,841
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,137,456
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	2,217,544
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	2,581,304
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,196,830
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,055,025
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,161,589
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,161,605
1,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,029,747
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,015,402
2,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	2,634,086
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,682,173
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, 5.25%, 11/30/2012	2,156,842
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,112,556
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,256,940
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,115,472
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,201,601
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,462,418
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,193,938
1,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	1,028,818
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,403,602
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,271,577
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,555,273
		TOTAL	50,623,251
		Financial Institution - Brokerage – 0.3%
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,830,005
		Financial Institution - Finance Noncaptive – 1.8%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,377,339
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,144,986
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,064,332
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,319,547
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.45%, 1/15/2013	1,363,400
3,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 6.75%, 5/15/2011	3,094,992
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,081,576
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,312,638
		TOTAL	18,758,810
		Financial Institution - Insurance - Health – 0.3%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	515,875
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,921,902
1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.199%, 7/15/2027	601,250
		TOTAL	3,039,027
		Financial Institution - Insurance - Life – 0.6%
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.674%, 8/6/2013	4,049,064
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,077,700
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	832,331
		TOTAL	5,959,095
		Financial Institution - Insurance - P&C – 0.2%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,169,918
1,250,000	[1,2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,243,750
		TOTAL	2,413,668
		Financial Institution - REITs – 0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,936,950
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,303,015
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,504,441
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,200,678
		TOTAL	7,945,084
		Technology – 1.1%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,522,601
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,358,454
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,046,875
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,061,440
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,019,390
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,006,789
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,004,299
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,380,381
		TOTAL	11,400,229
		Technology Services – 0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,003,955
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Transportation - Services – 0.9%
$3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,783,821
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	5,145,191
		TOTAL	8,929,012
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,256,247
		Utility - Electric – 1.7%
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,083,458
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	515,184
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,130,194
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,053,305
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,162,422
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,556,645
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,294,626
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,238,231
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,549,418
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,552,861
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	2,001,077
		TOTAL	17,137,421
		Utility - Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	3,031,796
		Utility - Natural Gas Pipelines – 0.5%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,214,207
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,126,377
		TOTAL	5,340,584
		TOTAL CORPORATE BONDS (IDENTIFIED COST $266,458,918)	275,999,879
		GOVERNMENT AGENCIES – 1.7%
		Federal Home Loan Mortgage Corporation – 1.7%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,240,812
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,069,698
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $17,009,077)	17,310,510
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
$30,028		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	33,851
37,104		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	41,815
158,643		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	170,281
8,576		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	8,959
29,909		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	33,162
		TOTAL	288,068
		Federal National Mortgage Association – 0.1%
119,448		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	125,275
18,077		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	19,514
31,639		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	34,863
102,275		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	114,983
		TOTAL	294,635
		Government National Mortgage Association – 0.0%
65,992		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	75,340
10,429		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	12,079
718		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	718
		TOTAL	88,137
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $629,357)	670,840
		U.S. Treasury – 12.6%
43,995,200		U.S. Treasury Inflation Protected Note, 2.00%, 1/15/2016	48,986,385
30,000,000		United States Treasury Note, 1.00%, 3/31/2012	30,310,548
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,300,000
10,000,000		United States Treasury Note, 2.50%, 3/31/2015	10,658,203
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	21,310,938
8,000,000	[6]	United States Treasury Note, 2.625%, 8/15/2020	8,009,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $124,974,654)	129,575,449
		MUTUAL FUNDS – 15.0%;7
682,527		Emerging Markets Fixed Income Core Fund	19,328,833
1,806,716		Federated Bank Loan Core Fund	18,229,764
3,496,805		Federated Mortgage Core Portfolio	35,667,407
1,038,183		Federated Project and Trade Finance Core Fund	10,340,298
58,103,586	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	58,103,586
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
1,939,449	High Yield Bond Portfolio	12,819,758
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $151,960,556)	154,489,646
	REPURCHASE AGREEMENT – 0.8%
$8,182,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	8,182,000
	TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $1,023,296,080)[9]	1,039,830,059
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[10]	(10,223,748)
	TOTAL NET ASSETS — 100%	$1,029,606,311

At October 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	2,211,846 Euros	$3,121,799	$50,825

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $180,726,056, which represented 17.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $180,491,447, which represented 17.5% of total net assets.
4	Denotes available rate and weighted-average coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,023,254,197.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$7,426,411	$ —	$7,426,411
Asset-Backed Securities	—	368,929,563	41,852	368,971,415
Collateralized Mortgage Obligations	—	77,203,909	—	77,203,909
Corporate Bonds	—	275,999,879	—	275,999,879
Government Agencies	—	17,310,510	—	17,310,510
Mortgage-Backed Securities	—	670,840	—	670,840
U.S. Treasury	—	129,575,449	—	129,575,449
Mutual Funds	154,489,646	—	—	154,489,646
Repurchase Agreement	—	8,182,000	—	8,182,000
TOTAL SECURITIES	$154,489,646	$885,298,561	$41,852	$1,039,830,059
OTHER FINANCIAL INSTRUMENTS**	$ —	$50,825	$ —	$50,825
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging market fixed-income securities.
**	Other financial instruments include foreign exchange contracts.

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Asset-Backed Securities
Balance as of May 1, 2010	$33,583
Change in unrealized depreciation	8,269
Balance as of October 31, 2010	$41,852
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2010.	$8,269

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $154,489,646 of investments in affiliated issuers (Note 5) and $8,009,375 of securities loaned (identified cost $1,023,296,080)		$1,039,830,059
Cash		1,357
Income receivable		5,637,516
Receivable for shares sold		1,998,573
Receivable for foreign exchange contracts		50,825
Prepaid expenses		16,564
TOTAL ASSETS		1,047,534,894
Liabilities:
Payable for investments purchased	$7,124,950
Payable for shares redeemed	2,038,135
Payable for collateral due to broker for securities lending	8,182,000
Income distribution payable	331,730
Payable for distribution services fee (Note 5)	72,517
Payable for shareholder services fee (Note 5)	179,251
TOTAL LIABILITIES		17,928,583
Net assets for 118,832,217 shares outstanding		$1,029,606,311
Net Assets Consist of:
Paid-in capital		$1,043,324,437
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		16,591,180
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(30,489,767)
Undistributed net investment income		180,461
TOTAL NET ASSETS		$1,029,606,311
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($427,054,016 ÷ 49,288,654 shares outstanding), no par value, unlimited shares authorized	$8.66
Institutional Service Shares:
Net asset value per share ($325,911,789 ÷ 37,615,431 shares outstanding), no par value, unlimited shares authorized	$8.66
Class Y Shares:
Net asset value per share ($165,773,972 ÷ 19,132,139 shares outstanding), no par value, unlimited shares authorized	$8.66
Class A Shares:
Net asset value per share ($110,866,534 ÷ 12,795,993 shares outstanding), no par value, unlimited shares authorized	$8.66
Offering price per share (100/99.00 of $8.66)	$8.75
Redemption proceeds per share	$8.66

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended October 31, 2010 (unaudited)

Investment Income:
Interest (including income on securities loaned of $8,888)		$10,831,282
Dividends received from affiliated issuers (Note 5)		2,411,566
Investment income allocated from affiliated partnership (Note 5)		609,590
TOTAL INCOME		13,852,438
Expenses:
Investment adviser fee (Note 5)	$1,923,018
Administrative personnel and services fee (Note 5)	376,187
Custodian fees	22,579
Transfer and dividend disbursing agent fees and expenses	255,565
Directors'/Trustees' fees	2,428
Auditing fees	11,847
Legal fees	3,076
Portfolio accounting fees	93,948
Distribution services fee — Institutional Service Shares (Note 5)	224,014
Distribution services fee — Class A Shares (Note 5)	257,341
Shareholder services fee — Institutional Shares (Note 5)	348,841
Shareholder services fee — Institutional Service Shares (Note 5)	370,797
Shareholder services fee — Class A Shares (Note 5)	128,670
Account administration fee — Institutional Shares	1,790
Account administration fee — Institutional Service Shares	1,833
Share registration costs	53,646
Printing and postage	46,844
Insurance premiums	2,552
Miscellaneous	3,862
TOTAL EXPENSES	4,128,838
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,079,019)
Waiver of administrative personnel and services fee	(10,333)
Waiver of distribution services fee — Institutional Service Shares	(74,145)
Waiver of distribution services fee — Class A Shares	(5,147)
Reimbursement of shareholder services fee — Institutional Shares	(7,085)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,175,729)
Net expenses			$2,953,109
Net investment income			10,899,329
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $3,132,356 on sales of investments in affiliated issuers (Note 5))			3,646,946
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			173,756
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			8,185,754
Net realized and unrealized gain on investments and foreign currency transactions			12,006,456
Change in net assets resulting from operations			$22,905,785

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2010	Year Ended 4/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,899,329	$13,175,122
Net realized gain on investments, including allocation from partnership and foreign currency transactions	3,820,702	1,818,112
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	8,185,754	19,394,824
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,905,785	34,388,058
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,760,243)	(8,148,310)
Institutional Service Shares	(3,174,608)	(1,576,239)
Class Y Shares	(1,822,765)	(1,796,329)
Class A Shares	(893,054)	(1,296,319)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,650,670)	(12,817,197)
Share Transactions:
Proceeds from sale of shares	291,911,723	703,567,313
Net asset value of shares issued to shareholders in payment of distributions declared	8,755,940	10,251,000
Cost of shares redeemed	(160,427,657)	(156,226,950)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,240,006	557,591,363
Change in net assets	152,495,121	579,162,224
Net Assets:
Beginning of period	877,111,190	297,948,966
End of period (including undistributed (distributions in excess of) net investment income of $180,461 and $(68,198), respectively)	$1,029,606,311	$877,111,190

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the Trust's other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,009,375	$8,182,000
Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$32,670	$27,129
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$146,499	$60,396
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$130,530	$84,291
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$41,852
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	2/4/1998 - 2/5/1998	$60,416	$20,941
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	—

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$50,825
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(124,254)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,281,385	$79,766,084	30,931,659	$260,834,394
Shares issued to shareholders in payment of distributions declared	451,725	3,887,853	759,823	6,423,019
Shares redeemed	(7,457,938)	(63,984,293)	(6,446,614)	(54,383,750)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,275,172	$19,669,644	25,244,868	$212,873,663
	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,190,986	$96,162,021	28,712,920	$244,528,439
Shares issued to shareholders in payment of distributions declared	359,575	3,095,592	169,809	1,431,945
Shares redeemed	(5,096,575)	(43,812,193)	(5,531,900)	(46,367,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,453,986	$55,445,420	23,350,829	$199,592,475
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	9,264,274	$79,482,291	15,376,398	$129,618,445
Shares issued to shareholders in payment of distributions declared	110,237	949,349	144,307	1,221,002
Shares redeemed	(3,582,469)	(30,791,261)	(3,667,919)	(31,076,274)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	5,792,042	$49,640,379	11,852,786	$99,763,173
	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,244,587	$36,501,327	8,099,543	$68,586,035
Shares issued to shareholders in payment of distributions declared	95,626	823,146	139,160	1,175,034
Shares redeemed	(2,537,908)	(21,839,910)	(2,916,728)	(24,399,017)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,802,305	$15,484,563	5,321,975	$45,362,052
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,323,505	$140,240,006	65,770,458	$557,591,363

4. FEDERAL TAX INFORMATION

At October 31, 2010, the cost of investments for federal tax purposes was $1,023,254,197. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $16,575,862. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,965,314 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,389,452.

At April 30, 2010, the Fund had a capital loss carryforward of $34,131,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$11,458,525
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the Adviser voluntarily waived $1,031,835 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,333 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, FSC voluntarily waived $79,292 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2010, FSC retained $272,922 of fees paid by the Fund.

Semi-Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2010, FSC retained $916 of sales charges from the sale of Class A Shares. FSC also retained $10,233 of CDSC relating to redemptions of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2010, FSSC voluntarily reimbursed $7,085 of Service Fees. For the six months ended October 31, 2010, FSSC received $31,384 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2010, the Adviser reimbursed $47,184. Transactions with the affiliated companies during the six months ended October 31, 2010, were as follows:

Affiliates	Balance of Shares Held 4/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	682,527	—	—	682,527	$19,328,833	$609,590
Federated Bank Loan Core Fund	—	1,806,716	—	1,806,716	18,229,764	67,729
Federated Mortgage Core Portfolio	3,411,824	84,981	—	3,496,805	35,667,407	866,749
Federated Project and Trade Finance Core Fund	1,015,020	23,163	—	1,038,183	10,340,298	230,482
Federated Prime Value Obligations Fund, Institutional Shares	77,974,554	187,285,883	207,156,851	58,103,586	58,103,586	103,373
High Yield Bond Portfolio	4,102,574	178,940	2,342,065	1,939,449	12,819,758	1,143,233
TOTAL OF AFFILIATED TRANSACTIONS	87,186,499	189,379,683	209,498,916	67,067,266	$154,489,646	$3,021,156

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended October 31, 2010, were as follows:

Purchases	$240,250,784
Sales	$109,784,104

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Short-Term Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Notes

Notes

Notes

Notes

Notes

Notes

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

8112901 (12/10)

Federated is a registered

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.06	$8.93	$10.01	$10.02	$9.81	$10.12
Income From Investment Operations:
Net investment income	0.24	0.47	0.50	0.51	0.49	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.22	1.13	(1.08)	(0.01)	0.21	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.46	1.60	(0.58)	0.50	0.70	0.13
Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.50)	(0.51)	(0.49)	(0.44)
Net Asset Value, End of Period	$10.28	$10.06	$8.93	$10.01	$10.02	$9.81
Total Return[1]	4.66%	18.18%	(5.72)%	5.08%	7.33%	1.29%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.55%
Net investment income	4.77%[2]	4.81%	5.45%	5.07%	4.97%	4.37%
Expense waiver/reimbursement[3]	0.25%[2]	0.25%	0.21%	0.20%	0.19%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$321,257	$335,767	$186,136	$176,944	$192,561	$241,318
Portfolio turnover	10%	70%	28%	34%	37%	73%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2010	Year Ended April 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.06	$8.93	$10.01	$10.02	$9.81	$10.12
Income From Investment Operations:
Net investment income	0.23	0.44	0.48	0.48	0.47	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.22	1.13	(1.08)	(0.01)	0.21	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.45	1.57	(0.60)	0.47	0.68	0.11
Less Distributions:
Distributions from net investment income	(0.23)	(0.44)	(0.48)	(0.48)	(0.47)	(0.42)
Net Asset Value, End of Period	$10.28	$10.06	$8.93	$10.01	$10.02	$9.81
Total Return[1]	4.53%	17.89%	(5.95)%	4.83%	7.07%	1.07%[2]
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.81%	0.80%	0.80%	0.80%	0.78%
Net investment income	4.49%[3]	4.55%	5.20%	4.83%	4.72%	4.12%
Expense waiver/reimbursement[4]	0.45%[3]	0.45%	0.41%	0.41%	0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,419	$168,592	$128,292	$28,097	$34,222	$38,909
Portfolio turnover	10%	70%	28%	34%	37%	73%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,046.60	$2.89
Institutional Service Shares	$1,000	$1,045.30	$4.18
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Institutional Service Shares	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Institutional Service Shares	0.81%
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4

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.7%
Foreign Government Debt Securities	0.5%
Asset-Backed Security	0.1%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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5

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 0.1%
		Home Equity Loan – 0.1%
$32,686	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $32,670)	27,129
		Corporate Bonds – 97.7%
		Basic Industry - Chemicals – 2.0%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,257,213
1,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,482,733
450,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	494,855
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 6.00%, 12/10/2019	1,270,491
640,000		RPM International, Inc., 6.50%, 2/15/2018	710,367
510,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	564,351
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	504,068
1,160,000		Sherwin-Williams Co., 3.125%, 12/15/2014	1,233,643
		TOTAL	8,517,721
		Basic Industry - Metals & Mining – 5.9%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	531,367
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,094,722
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,334,665
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, (Series 144A), 4.45%, 9/27/2020	311,763
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	510,049
400,000		ArcelorMittal, 6.125%, 6/1/2018	435,323
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,535,408
1,865,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	2,373,145
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, (Series 144A), 5.75%, 1/30/2021	1,488,987
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, (Series 144A), 4.875%, 10/7/2020	983,597
1,000,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	1,137,877
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,184,630
1,465,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,657,693
1,900,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	2,674,587
705,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	863,738
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,250,393
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	680,294
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,554,972
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6

Principal Amount or Shares			Value
$500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	565,812
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	673,667
		TOTAL	24,842,689
		Basic Industry - Paper – 1.1%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	572,883
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,956,799
750,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	784,555
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,108,750
		TOTAL	4,422,987
		Capital Goods - Aerospace & Defense – 0.9%
750,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	805,655
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	745,875
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	331,500
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,262,129
100,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	107,641
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	601,282
		TOTAL	3,854,082
		Capital Goods - Building Materials – 0.6%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,075,930
1,180,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,229,605
		TOTAL	2,305,535
		Capital Goods - Diversified Manufacturing – 2.7%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	881,500
560,000		Dover Corp., Note, 5.45%, 3/15/2018	653,790
510,000		Harsco Corp., 5.75%, 5/15/2018	584,429
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	601,212
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	681,577
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	792,417
2,000,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	2,313,262
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	764,750
600,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	662,895
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,185,530
2,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	2,182,850
		TOTAL	11,304,212
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7

Principal Amount or Shares			Value
		Capital Goods - Environmental – 0.5%
$1,410,000		Republic Services, Inc., Company Guarantee, (Series WI), 5.50%, 9/15/2019	1,603,332
375,000		Waste Management, Inc., 7.375%, 3/11/2019	474,053
		TOTAL	2,077,385
		Capital Goods - Packaging – 0.2%
950,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	954,255
		Communications - Media & Cable – 2.0%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	918,364
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	574,823
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,414,140
490,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	561,280
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,082,025
		TOTAL	8,550,632
		Communications - Media Noncable – 1.4%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,324,013
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	798,415
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,238,638
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	695,366
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, (Series 144A), 4.00%, 5/17/2016	1,890,062
		TOTAL	5,946,494
		Communications - Telecom Wireless – 2.1%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,841,092
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, (Series 144A), 5.495%, 1/15/2017	4,802,715
1,180,000	[1,2]	SBA Tower Trust, (Series 144A), 5.101%, 4/15/2017	1,263,218
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,006,188
		TOTAL	8,913,213
		Communications - Telecom Wirelines – 2.7%
260,000		AT&T, Inc., 6.70%, 11/15/2013	301,845
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,476,434
1,560,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,598,715
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,112,464
900,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	1,058,900
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,662,020
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,022,840
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,120,212
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8

Principal Amount or Shares			Value
$270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	322,267
1,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,783,925
		TOTAL	11,459,622
		Consumer Cyclical - Automotive – 2.7%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	984,610
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,881,890
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,339,229
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	1,656,764
830,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	910,427
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	3,639,309
		TOTAL	11,412,229
		Consumer Cyclical - Entertainment – 1.5%
1,600,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,761,165
313,000		International Speedway Corp., 5.40%, 4/15/2014	333,961
3,150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, (Series 144A), 5.15%, 4/30/2020	3,455,455
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	541,379
		TOTAL	6,091,960
		Consumer Cyclical - Lodging – 0.5%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,414,313
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	481,382
		TOTAL	1,895,695
		Consumer Cyclical - Retailers – 0.8%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	627,383
346,672	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	355,915
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,047,029
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	246,875
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	231,875
600,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	640,500
		TOTAL	3,149,577
		Consumer Cyclical - Services – 0.6%
2,025,000		Boston University, 7.625%, 7/15/2097	2,385,314
		Consumer Non-Cyclical - Food/Beverage – 2.9%
1,800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	2,134,715
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,696,969
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
$1,000,000	Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,030,910
5,000	Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,337
2,510,000	Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,609,740
1,300,000	Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,533,715
750,000	Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	863,855
750,000	Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	806,756
505,000	Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	543,663
	TOTAL	12,225,660
	Consumer Non-Cyclical - Health Care – 2.1%
1,250,000	Boston Scientific Corp., 7.375%, 1/15/2040	1,453,505
1,360,000	Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	1,450,069
160,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	199,902
1,700,000	Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,753,198
550,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	532,844
2,000,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	2,280,991
820,000	Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	930,613
	TOTAL	8,601,122
	Consumer Non-Cyclical - Products – 1.0%
500,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	539,494
550,000	Philips Electronics NV, 4.625%, 3/11/2013	597,383
800,000	Whirlpool Corp., 5.50%, 3/1/2013	859,150
2,010,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	2,194,036
	TOTAL	4,190,063
	Consumer Non-Cyclical - Supermarkets – 0.4%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	357,092
1,000,000	Kroger Co., Note, 6.80%, 12/15/2018	1,213,870
	TOTAL	1,570,962
	Consumer Non-Cyclical - Tobacco – 0.2%
730,000	Philip Morris International, Inc., 5.65%, 5/16/2018	860,784
	Energy - Independent – 2.1%
500,000	Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	499,141
1,500,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,691,234
170,000	Pemex Project Funding Master, 5.75%, 12/15/2015	192,164
5,000,000	Petroleos Mexicanos, Company Guarantee, (Series WI), 4.875%, 3/15/2015	5,414,213
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
$660,000		Petroleos Mexicanos, Company Guarantee, (Series WI), 6.00%, 3/5/2020	744,327
385,909	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	408,099
		TOTAL	8,949,178
		Energy - Integrated – 0.6%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	10,238
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	699,579
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,490,371
291,213	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	294,763
		TOTAL	2,494,951
		Energy - Oil Field Services – 0.8%
350,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	359,172
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	768,729
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	541,147
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	780,272
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	682,960
		TOTAL	3,132,280
		Energy - Refining – 0.9%
1,260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,300,075
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,795,371
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	540,709
		TOTAL	3,636,155
		Financial Institution - Banking – 19.3%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,245,245
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,616,167
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,012,834
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,961,951
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,060,240
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,617,125
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,340,854
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	317,879
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,194,750
680,000		Capital One Capital V, 10.25%, 8/15/2039	742,050
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,718,750
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,695,513
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,069,192
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
$3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,172,488
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,415,018
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,940,861
675,000		City National Corp., Note, 5.25%, 9/15/2020	698,353
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,880,500
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,749,416
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,080,794
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	3,201,258
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,298,467
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,150,526
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,271,118
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,738,434
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,744,438
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,131,224
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,069,706
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,448,072
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,751,077
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	626,397
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,577,579
1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,520,863
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	678,538
2,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	3,159,191
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,085,266
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,044,758
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	174,654
3,257,709	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,177,974
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, (Series 144A), 3.781%, 10/7/2015	1,932,424
870,000		Wachovia Corp., 5.75%, 2/1/2018	988,568
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,249,703
289,586	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	310,004
		TOTAL	80,860,219
		Financial Institution - Brokerage – 5.4%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,422,030
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,568,892
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,111,693
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	645,761
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
$3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,182,653
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	1,018,686
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	910,425
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	2,108,732
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	335,510
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	928,255
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	520,765
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,507,745
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	155,750
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	209,150
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,444,277
390,000		Nuveen Investments, 5.50%, 9/15/2015	333,450
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,169,175
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,955,027
		TOTAL	22,527,976
		Financial Institution - Finance Noncaptive – 5.8%
1,250,000		American Express Co., Note, 2.75%, 9/15/2015	1,262,652
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,025,222
2,000,000		American Express Credit Corp., 5.875%, 5/2/2013	2,203,741
1,840,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,230,428
3,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	3,246,783
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	3,104,754
2,500,000		General Electric Capital Corp., Sr. Unsecd. Note, (Series MTN), 6.875%, 1/10/2039	2,885,540
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,010,750
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,204,597
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	377,500
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	528,200
600,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	706,451
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, (Series 144A), 6.00%, 1/14/2020	3,507,583
		TOTAL	24,294,201
		Financial Institution - Insurance - Health – 0.7%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	309,525
555,000		CIGNA Corp., 6.35%, 3/15/2018	648,023
750,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	876,069
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13

Principal Amount or Shares			Value
$1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,221,315
		TOTAL	3,054,932
		Financial Institution - Insurance - Life – 5.0%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,566,842
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,085,394
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,000,715
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	663,863
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,378,485
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,973,693
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	378,000
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, (Series 144A), 7.625%, 6/15/2040	587,935
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,228,578
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	444,217
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	462,665
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	3,281,930
2,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	2,886,741
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 2.75%, 1/14/2013	2,056,313
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,106,229
		TOTAL	21,101,600
		Financial Institution - Insurance - P&C – 2.5%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	717,914
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,059,883
690,000		CNA Financial Corp., 6.50%, 8/15/2016	764,953
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	491,260
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	133,234
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	666,056
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	219,763
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	684,967
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,478,517
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	777,989
650,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	766,151
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2037	366,001
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	230,896
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14

Principal Amount or Shares			Value
$2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,990,000
		TOTAL	10,347,584
		Financial Institution - REITs – 3.8%
300,000		AMB Property LP, 6.30%, 6/1/2013	327,165
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	719,620
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,261,608
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	445,766
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,087,627
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,710,557
425,000		Liberty Property LP, 6.625%, 10/1/2017	486,301
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,216,667
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	681,143
1,120,000		Prologis, Sr. Note, 6.875%, 3/15/2020	1,219,151
1,310,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,499,247
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	678,955
1,990,000		Simon Property Group LP, 6.75%, 5/15/2014	2,302,953
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,302,156
		TOTAL	15,938,916
		Municipal Services – 0.3%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	500,623
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	914,633
		TOTAL	1,415,256
		Sovereign – 0.8%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,655,367
1,340,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	1,473,665
		TOTAL	3,129,032
		Technology – 3.0%
2,050,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	2,161,581
350,000		BMC Software, Inc., 7.25%, 6/1/2018	423,012
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,916,247
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,830,378
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	792,185
1,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	1,015,842
2,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	2,573,825
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	550,622
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	664,732
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15

Principal Amount or Shares			Value
$755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	780,751
		TOTAL	12,709,175
		Technology Services – 0.1%
480,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	475,687
		Transportation - Airlines – 0.2%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	529,685
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	455,564
		TOTAL	985,249
		Transportation - Railroads – 0.6%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	279,297
1,330,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	1,416,434
613,514		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	751,967
30,000		Union Pacific Corp., 4.875%, 1/15/2015	33,516
		TOTAL	2,481,214
		Transportation - Services – 0.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	963,642
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, (Series 144A), 5.25%, 10/1/2020	1,011,527
315,000		Ryder System, Inc., 5.95%, 5/2/2011	321,090
		TOTAL	2,296,259
		Utility - Electric – 6.2%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	443,050
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,713,036
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	494,185
830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,041,429
3,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,070,109
770,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	870,250
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,105,970
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,768,016
510,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	502,152
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	489,782
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	302,739
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,212,116
850,367	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	970,328
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	736,331
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Principal Amount or Shares			Value
$665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	742,333
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,802,079
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,617,624
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	544,455
900,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	931,716
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	413,315
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,140,871
740,000		Union Electric Co., 6.00%, 4/1/2018	850,127
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	141,665
		TOTAL	25,903,678
		Utility - Natural Gas Distributor – 0.9%
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	552,220
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	325,694
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, (Series 144A), 5.45%, 7/15/2020	445,137
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,418,000
		TOTAL	3,741,051
		Utility - Natural Gas Pipelines – 3.3%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	834,133
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,063,641
800,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	787,437
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,024,737
1,170,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,231,757
2,050,000		Enterprise Products Operating LLC, Company Guarantee, (Series O), 9.75%, 1/31/2014	2,531,697
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,012,189
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,360,211
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	876,274
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,254,866
		TOTAL	13,976,942
		TOTAL CORPORATE BONDS (IDENTIFIED COST $375,379,825)	408,983,728
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17

Principal Amount or Shares			Value
		Governments/Agencies – 0.5%
		Sovereign – 0.5%
$1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,044,249
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,172,062
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,956,285)	2,216,311
		MUTUAL FUND – 1.0%
4,368,054	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	4,368,054
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $381,736,834)[8]	415,595,222
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[9]	3,080,824
		TOTAL NET ASSETS — 100%	$418,676,046

At October 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
4U.S. Treasury Bond 30-Year Short Futures	100	$13,093,750	December 2010	$181,034
4U.S. Treasury Notes 10-Year Short Futures	325	$41,041,406	December 2010	$(472,968)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(291,934)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities – Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $70,891,353, which represented 16.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $68,023,959, which represented 16.2% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Affiliated company.
7	7-Day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Semi-Annual Shareholder Report
18

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$27,129	$ —	$27,129
Corporate Bonds	—	408,983,728	—	408,983,728
Governments/Agencies	—	2,216,311	—	2,216,311
Mutual Fund	4,368,054	—	—	4,368,054
TOTAL SECURITIES	$4,368,054	$411,227,168	$ —	$415,595,222
OTHER FINANCIAL INSTRUMENTS*	$(291,934)	$ —	$ —	$(291,934)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

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19

Statement of Assets and Liabilities

October 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $4,368,054 of investments in an affiliated issuer (Note 5) (identified cost $381,736,834)		$415,595,222
Cash		1,530
Restricted cash (Note 2)		1,395,000
Income receivable		6,140,541
Receivable for shares sold		319,962
TOTAL ASSETS		423,452,255
Liabilities:
Payable for investments purchased	$2,381,564
Payable for shares redeemed	1,645,111
Payable for daily variation margin	208,984
Income distribution payable	390,945
Payable for shareholder services fee (Note 5)	31,462
Accrued expenses	118,143
TOTAL LIABILITIES		4,776,209
Net assets for 40,733,755 shares outstanding		$418,676,046
Net Assets Consist of:
Paid-in capital		$387,193,112
Net unrealized appreciation of investments and futures contracts		33,566,454
Accumulated net realized loss on investments and futures contracts		(2,084,970)
Undistributed net investment income		1,450
TOTAL NET ASSETS		$418,676,046
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$321,256,794 ÷ 31,255,496 shares outstanding, no par value, unlimited shares authorized		$10.28
Institutional Service Shares:
$97,419,252 ÷ 9,478,259 shares outstanding, no par value, unlimited shares authorized		$10.28

See Notes which are an integral part of the Financial Statements

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20

Statement of Operations

Six Months Ended October 31, 2010 (unaudited)

Investment Income:
Interest		$11,864,437
Dividends received from an affiliated issuer (Note 5)		2,953
TOTAL INCOME		11,867,390
Expenses:
Investment adviser fee (Note 5)	$1,113,893
Administrative personnel and services fee (Note 5)	174,323
Custodian fees	11,606
Transfer and dividend disbursing agent fees and expenses	266,157
Directors'/Trustees' fees	2,718
Auditing fees	11,847
Legal fees	2,913
Portfolio accounting fees	74,972
Distribution services fee — Institutional Service Shares (Note 5)	141,947
Shareholder services fee — Institutional Shares (Note 5)	65,913
Shareholder services fee — Institutional Service Shares (Note 5)	139,137
Account administration fee — Institutional Shares	1,605
Account administration fee — Institutional Service Shares	2,223
Share registration costs	26,410
Printing and postage	26,844
Insurance premiums	2,578
Miscellaneous	2,693
TOTAL EXPENSES	2,067,779
Semi-Annual Shareholder Report
21

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(453,690)
Waiver of administrative personnel and services fee	(4,788)
Waiver of distribution services fee — Institutional Service Shares	(141,947)
Reimbursement of shareholder services fee — Institutional Shares	(65,913)
Reimbursement of account administration fee — Institutional Shares	(1,605)
TOTAL WAIVERS AND REIMBURSEMENTS		$(667,943)
Net expenses			$1,399,836
Net investment income			10,467,554
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			7,025,315
Net realized loss on futures contracts			(7,592,574)
Net change in unrealized appreciation of investments			7,966,543
Net change in unrealized depreciation of futures contracts			970,589
Net realized and unrealized gain on investments and futures contracts			8,369,873
Change in net assets resulting from operations			$18,837,427

See Notes which are an integral part of the Financial Statements

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22

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2010	Year Ended 4/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,467,554	$20,906,404
Net realized gain (loss) on investments and futures contracts	(567,259)	4,222,198
Net change in unrealized appreciation/depreciation of investments and futures contracts	8,937,132	42,695,681
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,837,427	67,824,283
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,915,334)	(12,906,657)
Institutional Service Shares	(2,553,837)	(8,030,913)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,469,171)	(20,937,570)
Share Transactions:
Proceeds from sale of shares	76,590,656	344,736,442
Net asset value of shares issued to shareholders in payment of distributions declared	8,047,615	16,663,288
Cost of shares redeemed	(178,689,072)	(218,356,056)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(94,050,801)	143,043,674
Change in net assets	(85,682,545)	189,930,387
Net Assets:
Beginning of period	504,358,591	314,428,204
End of period (including undistributed net investment income of $1,450 and $3,067, respectively)	$418,676,046	$504,358,591

See Notes which are an integral part of the Financial Statements

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23

Notes to Financial Statements

October 31, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other Trust's portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report

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and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage duration and cash flow, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains Semi-Annual Shareholder Report

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or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

[ctag:t-cancelrule]Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$291,934*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(7,592,574)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$970,589

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report

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under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,761,165
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,106,229

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,666,163	$57,194,938	21,901,282	$212,919,459
Shares issued to shareholders in payment of distributions declared	565,392	5,731,926	926,567	9,064,806
Shares redeemed	(8,362,160)	(84,633,654)	(10,288,440)	(100,484,802)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,130,605)	$(21,706,790)	12,539,409	$121,499,463
	Six Months Ended 10/31/2010		Year Ended 4/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,921,781	$19,395,718	13,618,450	$131,816,983
Shares issued to shareholders in payment of distributions declared	228,996	2,315,689	778,450	7,598,482
Shares redeemed	(9,436,114)	(94,055,418)	(12,001,538)	(117,871,254)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(7,285,337)	$(72,344,011)	2,395,362	$21,544,211
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,415,942)	$(94,050,801)	14,934,771	$143,043,674
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4. FEDERAL TAX INFORMATION

At October 31, 2010, the cost of investments for federal tax purposes was $381,736,834. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $33,858,388. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,127,143 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,268,755.

At April 30, 2010, the Fund had a capital loss carryforward of $2,760,346 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$405,972
2015	$1,597,114
2017	$757,260

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the Adviser voluntarily waived $452,426 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,788 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2010, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2010, FSSC voluntarily reimbursed $65,913 of shareholder services fees and $1,605 of account administration fees. For the six months ended October 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) June 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2010, the Adviser reimbursed $1,264. Transactions with the affiliated company during the six months ended October 31, 2010, were as follows:

Affiliate	Balance of Shares Held 4/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	3,246,005	57,141,439	56,019,390	4,368,054	$4,368,054	$2,953

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2010, were as follows:

Purchases	$42,422,191
Sales	$139,807,808

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the six months ended October 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Intermediate Corporate Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
39

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010